VESSELS UNDER FINANCE LEASE, NET (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of finance lease
Movements in the six months ended June 30, 2022 are summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels under Finance Lease, net
Balance as of December 31, 2021	777,939	(121,867)	656,072
Depreciation	—	(20,485)	(20,485)
Balance as of June 30, 2022	777,939	(142,352)	635,587